Shareholder Fees - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO	Apr. 29, 2025 USD ($)
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none